STOCKHOLDERS' EQUITY - USD ($)	Total	Preference Shares	Surplus Deficit	Common Stock [Member]
Beginning Balance, shares at Dec. 31, 2016		0		297,389,288
Beginning Balance, amount at Dec. 31, 2016			$ (53,935)	$ 88,573
Triangular Merger, shares		39,839
Triangular Merger, amount			$ 53,935
Shares Issued - Restricted, shares				309,322,614
Shares Issued - Restricted, amount
Shares Issued - Free, shares				121,000,000
Shares Issued - Free, amount				$ 363,000
Shares Issued - Reserve, shares				(157,791,417)
Shares Issued - Reserve, amount
Net Profit (Loss)			301,603
Beginning Balance, shares at Dec. 31, 2017		39,839		569,920,485
Beginning Balance, amount at Dec. 31, 2017		$ 400	(2,279,739)	$ 450,573
Shares Issued, shares				215,444,227
Shares Issued, amount				$ 2,718,467
Shares Cancelled, shares				(216,000,000)
Net Profit (Loss)			242,634
Shares Cancelled, amount
Beginning Balance, shares at Dec. 31, 2018		39,839		569,364,712
Beginning Balance, amount at Dec. 31, 2018	1,132,335	$ 400	(2,037,105)	$ 3,169,040
Shares Issued, shares				131,341,909
Shares Issued, amount				$ 386,150
Net Profit (Loss)			120,943
Beginning Balance, shares at Jun. 30, 2019		34,289		700,706,621
Beginning Balance, amount at Jun. 30, 2019	$ 1,639,428	$ 400	$ (1,916,162)	$ 3,555,190